Total
BNY Mellon Short Term Municipal Bond Fund
Fund Summary
Investment Objective
The fund seeks to maximize current income exempt from federal income tax to the extent consistent with the preservation of capital.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the fund or shares of other funds in the BNY Mellon Family of Funds that are subject to a sales charge. More information about sales charges, including these and other discounts and waivers, is available from your financial professional and in the Shareholder Guide section beginning on page 12 of the prospectus, in the Appendix on page A-1 of the prospectus and in the How to Buy Shares section and the Additional Information About How to Buy Shares section beginning on page II-1 and page III-1, respectively, of the fund's Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - BNY Mellon Short Term Municipal Bond Fund	Class A Shares		Class D	Class I	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	2.50%		none	none	none
Maximum deferred sales charge (load) (as a percentage of lower of purchase or sale price)	none	[1]	none	none	none
[1]	Class A shares bought without an initial sales charge as part of an investment of $250,000 or more may be charged a deferred sales charge of 1.00% if redeemed within one year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - BNY Mellon Short Term Municipal Bond Fund		Class A Shares	Class D	Class I	Class Y
Management fees		0.25%	0.25%	0.25%	0.25%
Distribution and/or service (12b-1) fees		none	0.10%	none	none
Shareholder services fees		0.25%	none	none	none
Miscellaneous other expenses		0.17%	0.16%	0.21%	0.21%
Total other expenses		0.42%	0.16%	0.21%	0.21%
Total annual fund operating expenses		0.67%	0.51%	0.46%	0.46%
Fee waiver and/or expense reimbursement	[1]	(0.03%)	(0.02%)	(0.07%)	(0.07%)
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)		0.64%	0.49%	0.39%	0.39%
[1]	The fund's investment adviser, BNY Mellon Investment Adviser, Inc., has contractually agreed, until August 1, 2024, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of the fund's share classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .39%. On or after August 1, 2024, BNY Mellon Investment Adviser, Inc. may terminate this expense limitation agreement at any time.

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The one-year example and the first year of the three-, five- and ten-years examples are based on net operating expenses, which reflect the expense limitation agreement by BNY Mellon Investment Adviser, Inc. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - BNY Mellon Short Term Municipal Bond Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A Shares	314	456	611	1,061
Class D	50	162	283	639
Class I	40	141	251	572
Class Y	40	141	251	572

Expense Example No Redemption - BNY Mellon Short Term Municipal Bond Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A Shares	314	456	611	1,061
Class D	50	162	283	639
Class I	40	141	251	572
Class Y	40	141	251	572

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 14.82% of the average value of its portfolio.

Principal Investment Strategy

To pursue its goal, the fund normally invests substantially all (at least 80%) of its net assets, plus any borrowings for investment purposes, in municipal bonds that provide income exempt from federal personal income tax. Municipal bonds are debt securities or other obligations issued by states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, or multistate agencies and authorities, and certain other specified securities.

The fund invests at least 80% of its net assets in municipal bonds rated, at the time of purchase, investment grade (Baa/BBB or higher) or the unrated equivalent as determined by Insight North America LLC, the fund's sub-adviser. For additional yield, the fund may invest up to 20% of its net assets in municipal bonds rated, at the time of purchase, below investment grade ("high yield" or "junk" bonds) to as low as Caa/CCC or the unrated equivalent as determined by the fund's sub-adviser. The fund invests principally in municipal bonds with remaining maturities of five years or less and generally maintains a dollar-weighted average portfolio maturity of one to three years.

The fund's sub-adviser focuses on identifying undervalued sectors and securities. To select municipal bonds for the fund, the sub-adviser uses fundamental credit analysis to estimate the relative value and attractiveness of various sectors and securities and actively trades among various sectors and securities based on their apparent relative values. The fund seeks to invest in several different sectors, and does not seek to overweight any particular sector but may do so depending on each sector's relative value at a given time. A rigorous sell discipline is employed to continuously evaluate all fund holdings. Current holdings may become sell candidates if creditworthiness is deteriorating, if bonds with better risk and return characteristics become available, or if the holding no longer meets the sub-adviser's strategic or structural objectives.

Although the fund seeks to provide income exempt from federal income tax, interest from some of the fund's holdings may be subject to the federal alternative minimum tax.

Principal Risks
Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Class D shares from year to year. The table compares the average annual total returns of the fund's shares to those of a broad measure of market performance. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. More recent performance information may be available at www.im.bnymellon.com.

Year-by-Year Total Returns as of 12/31 each year (%) Class D

During the periods shown in the chart: Best Quarter Q4, 2022: 1.67% Worst Quarter Q1, 2022: -3.45% The year-to-date total return of the fund's Class D shares as of June 30, 2023 was 0.72%.
Average Annual Total Returns (as of 12/31/22)

After-tax performance is shown only for Class D shares. After-tax performance of the fund's other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts. Returns after taxes on distributions and sale of fund shares may be higher than returns before taxes or returns after taxes on distributions due to an assumed tax benefit from losses on a sale of the fund's shares at the end of the period.

For the fund's Class Y shares, periods prior to the inception date reflect the performance of the fund's Class D shares. Such performance figures have not been adjusted to reflect applicable class fees and expenses. Each share class is invested in the same portfolio of securities, and the annual returns would have differed only to the extent that the classes have different expenses.

Average Annual Returns - BNY Mellon Short Term Municipal Bond Fund	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Inception Date
Class D	(3.69%)	0.52%	0.59%
Class A Shares	(6.29%)	(0.14%)	0.18%
Class I	(3.67%)	0.62%	0.68%
Class Y	(3.60%)	0.58%	0.68%	Jul. 01, 2013
After Taxes on Distributions | Class D	(3.69%)	0.52%	0.55%
After Taxes on Distributions and Sale of Fund Shares | Class D	(1.90%)	0.67%	0.69%
Bloomberg Municipal Bond 1 to 3 Year Blend Index reflects no deductions for fees, expenses or taxes	(2.63%)	1.03%	0.97%